35 Financial Instruments (Details 10) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Less: Cash and cash equivalents		R$ (2,941,727)	R$ (1,948,409)	R$ (1,040,075)	R$ (982,073)
Net income	R$ 2,070,551	2,062,869	1,444,004	1,118,255
Deferred IRPJ and CSLL		205,771	(68,072)	(105,257)
Provision for IRPJ and CSLL		433,555	580,065	379,943
Depreciation and amortization		1,093,836	749,179	R$ 731,599
Capital Management Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and financing		3,142,383	4,047,307
Debentures		8,429,710	7,518,131
Less: Cash and cash equivalents		(2,941,727)	(1,948,409)
Less: Bonds and securities (current)		(3,112)	(124,862)
Less: Bonds and securities (noncurrent)		(121,617)	(112,604)
Less: Collaterals and escrow accounts STN		(98,433)	(89,555)
Adjusted net debt		8,407,204	9,290,008
Net income		2,062,869	1,444,004
Equity in earnings of investees		(106,757)	(135,888)
Deferred IRPJ and CSLL		205,771	(68,072)
Provision for IRPJ and CSLL		433,555	580,065
Financial expenses (income), net		(488,486)	(438,050)
Depreciation and amortization		1,093,836	749,179
Adjusted ebitda		R$ 4,177,760	R$ 3,007,338
Adjusted net debt / Ebitda (in R$ per share)		R$ 2.01	R$ 3.09